Summary of Reportable Segments (Detail) - USD ($)		3 Months Ended											9 Months Ended		12 Months Ended
	Mar. 25, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues:
Total revenues		$ 31,363,122				$ 29,588,014							$ 91,130,790	$ 79,451,856	$ 109,528,549	$ 80,412,257	$ 76,108,906
Operating expenses:
General and administrative		4,012,072				3,519,557							11,829,732	7,000,627	10,461,453	4,848,447	3,457,907
Depreciation		8,003,587				7,639,190							23,562,701	21,928,108	29,605,278	20,379,694	19,939,856
Intangible amortization expense	$ 1,587,899	1,587,899				3,741,046							8,475,682	7,822,354	11,493,394	2,422,997	13,512,217
Other acquisition expenses		468,577				25,529							593,903	109,765
Contingent earnout expense		1,600,000				300,000							(5,100,000)	300,000	200,000	0	0
Contingent earnout adjustment						300,000							(5,100,000)	300,000
Impairment of goodwill and intangible assets													36,465,732
Impairment of investments in Managed REITs		0				0							4,376,879	0
Self administration transaction expenses		0				107,100							0	1,595,371	1,572,238	0	0
Acquisition expenses – affiliates		0				0							0	84,061	84,061	72,179	212,577
Other property acquisition expenses		468,577				25,529							593,903	109,765	141,489	1,054,159	292,022
Total operating expenses		26,992,137	$ 27,497,027	$ 61,368,274	$ 26,965,933	27,773,486	$ 25,211,611	$ 21,934,203	$ 15,808,549	$ 15,836,436	$ 16,605,713	$ 16,010,116	115,857,438	74,919,300	101,885,233	64,260,814	72,533,795
Gain on sale of real estate															3,944,696	0	0
Operating income (loss)		4,370,985	1,972,518	(31,070,151)	7,055,456	1,814,528	768,906	1,949,122	4,378,666	4,476,633	3,439,803	3,856,341	(24,726,648)	4,532,556	11,588,012	16,151,443	3,575,111
Other income (expense):
Interest expense		(8,093,476)				(10,260,936)							(24,717,208)	(28,584,740)	(37,563,247)	(18,002,274)	(16,356,565)
Interest expense – accretion of fair market value of secured debt		32,788				33,191							98,337	98,850	131,611	413,353	340,382
Interest expense – debt issuance costs		(952,479)				(1,082,543)							(2,832,240)	(2,997,801)	(3,996,676)	(1,582,049)	(2,177,833)
Net loss on extinguishment of debt		0				0							0	(1,487,867)	(2,647,633)	0	0
Gain resulting from acquisition of unconsolidated affiliates		0				0							0	8,017,353	8,017,353	0	0
Other		185,685				(45,819)							2,914,840	(352,219)	(624,958)	(701,203)	(367,385)
Net loss		(4,456,497)	$ (7,062,841)	$ (37,743,581)	(4,321,670)	(9,541,579)	$ (2,283,972)	$ (8,948,317)	$ (1,159,075)	$ (457,278)	$ (1,437,330)	$ (667,047)	(49,262,919)	(20,773,868)	(25,095,538)	(3,720,730)	(14,986,290)
Self Storage Rental Revenue
Revenues:
Total revenues		26,706,201				25,669,615							77,221,013	74,056,235	99,494,560	78,473,091	75,408,257
Ancillary Operating Revenue
Revenues:
Total revenues		1,431,952				1,188,934							3,768,213	2,589,985	3,706,700	1,939,166	700,649
Managed REIT Platform Revenue
Revenues:
Total revenues		2,051,021				1,192,665							5,687,701	1,221,727	3,068,306	0	0
Operating expenses:
Operating expenses													2,512,103			0	0
Reimbursable Costs from Managed REITs
Revenues:
Total revenues		1,173,948				1,536,800							4,453,863	1,583,909	3,258,983	0	0
Operating expenses:
Operating expenses		1,173,948				1,536,800							4,453,863	1,583,909	3,258,983	0	0
Property Operating Expenses
Operating expenses:
Operating expenses		9,816,774				9,655,599							28,686,843	26,630,201	35,723,111	25,228,704	24,487,854
Property Operating Expenses – Affiliates
Operating expenses:
Operating expenses		0				0							0	6,605,670	6,605,670	$ 10,254,634	$ 10,631,362
Managed REIT Platform Expenses
Operating expenses:
Operating expenses		329,280				1,248,665							2,512,103	1,259,234	2,739,556
Self Storage
Revenues:
Total revenues		28,138,153				26,858,549							80,989,226	76,646,220	103,201,260
Operating expenses:
Depreciation		7,863,351				7,470,184							23,185,178	21,750,206	29,305,979
Intangible amortization expense		561,601				2,503,987							4,950,285	6,524,347	9,051,083
Other acquisition expenses		468,577				25,529							593,903	109,765
Acquisition expenses – affiliates														84,061	84,061
Other property acquisition expenses															141,489
Total operating expenses		18,710,303				19,655,299							57,416,209	61,704,250	80,911,393
Gain on sale of real estate															3,944,696
Operating income (loss)		9,427,850				7,203,250							23,573,017	14,941,970	26,234,563
Other income (expense):
Interest expense		(8,048,225)				(10,214,822)							(24,581,790)	(28,537,117)	(37,469,725)
Interest expense – accretion of fair market value of secured debt		32,788				33,191							98,337	98,850	131,611
Interest expense – debt issuance costs		(950,120)				(1,082,543)							(2,825,162)	(2,997,801)	(3,990,421)
Net loss on extinguishment of debt														(1,487,867)	(2,635,278)
Gain resulting from acquisition of unconsolidated affiliates														8,017,353	8,017,353
Other		(139,829)				(106,450)							(544,296)	(414,871)	(1,159,570)
Net loss		322,464				(4,167,374)							(4,279,894)	(10,379,483)	(10,871,467)
Self Storage | Self Storage Rental Revenue
Revenues:
Total revenues		26,706,201				25,669,615							77,221,013	74,056,235	99,494,560
Self Storage | Ancillary Operating Revenue
Revenues:
Total revenues		1,431,952				1,188,934							3,768,213	2,589,985	3,706,700
Self Storage | Property Operating Expenses
Operating expenses:
Operating expenses		9,816,774				9,655,599							28,686,843	26,630,201	35,723,111
Self Storage | Property Operating Expenses – Affiliates
Operating expenses:
Operating expenses														6,605,670	6,605,670
Managed REIT Platform
Revenues:
Total revenues		3,224,969				2,729,465							10,141,564	2,805,636	6,327,289
Operating expenses:
Intangible amortization expense		1,026,298				1,237,059							3,525,397	1,298,007	2,442,311
Contingent earnout expense		1,600,000
Contingent earnout adjustment					$ 300,000								(5,100,000)	300,000
Impairment of goodwill and intangible assets													36,465,732
Impairment of investments in Managed REITs													4,376,879
Total operating expenses		4,129,526				4,322,524							46,233,974	4,441,150	8,440,850
Operating income (loss)		(904,557)				(1,593,059)							(36,092,410)	(1,635,514)	(2,113,561)
Other income (expense):
Other		325,514				60,631							3,312,206	62,652	534,612
Net loss		(579,043)				(1,532,428)							(32,780,204)	(1,572,862)	(1,578,949)
Managed REIT Platform | Managed REIT Platform Revenue
Revenues:
Total revenues		2,051,021				1,192,665							5,687,701	1,221,727	3,068,306
Managed REIT Platform | Reimbursable Costs from Managed REITs
Revenues:
Total revenues		1,173,948				1,536,800							4,453,863	1,583,909	3,258,983
Operating expenses:
Operating expenses		1,173,948				1,536,800							4,453,863	1,583,909	3,258,983
Managed REIT Platform | Managed REIT Platform Expenses
Operating expenses:
Operating expenses		329,280				1,248,665							2,512,103	1,259,234	2,739,556
Corporate and Other
Operating expenses:
General and administrative		4,012,072				3,519,557							11,829,732	7,000,627	10,461,453
Depreciation		140,236				169,006							377,523	177,902	299,299
Contingent earnout expense															200,000
Self administration transaction expenses						107,100								1,595,371	1,572,238
Total operating expenses		4,152,308				3,795,663							12,207,255	8,773,900	12,532,990
Operating income (loss)		(4,152,308)				(3,795,663)							(12,207,255)	(8,773,900)	(12,532,990)
Other income (expense):
Interest expense		(45,251)				(46,114)							(135,418)	(47,623)	(93,522)
Interest expense – debt issuance costs		(2,359)											(7,078)		(6,255)
Net loss on extinguishment of debt															(12,355)
Other													146,930
Net loss		$ (4,199,918)				$ (3,841,777)							$ (12,202,821)	$ (8,821,523)	$ (12,645,122)